UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Witmer Asset Management, LLC

Address: 237 Park Avenue. Suite 800
         New York, NY 10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667


Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, NY          February 13, 2004
---------------------               ------------          -----------------

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                              -----
Form 13F Information Table Entry Total:         14
                                              -----
Form 13F Information Table Value Total:   $160,581
                                           --------
                                          (thousands)


List of Other Included Managers:

Form 13F File Number            Name

28-10559                        Eagle Capital Partners, L.P.

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

                                                       FORM 13F INFORMATION TABLE

             Item 1                    Item 2         Item 3    Item 4       Item 5   Item 6   Item 7             Item 8
                                                                                                                  Voting
                                        Title                   Value      Shares/    Invstmnt                    Authority
Name of Issuer                        of Class        Cusip    (x1000)    PRN Amount  Dscretn  Manager  Sole (A)  Shared(B)  None(C)
Allstream Inc.                     Cl B Lt Vtg Sh    02004C204  27,387     477,541    SOLE      WAM     477,541
Arch Wireless Inc.                      Cl A         039392709   2,660     134,346    SOLE      WAM     134,346
Aventis                             Sponsored ADR    053561106   3,658      55,200    SOLE      WAM      55,200
Berkshire Hathaway Inc-Del              Cl A         084670108  17,693         210    SOLE      WAM         210
Comcast Corp New                      Cl A Spl       20030N200  15,507     495,600    SOLE      WAM     495,600
Dade Behring Hldgs Inc.                  COM         23342J206  10,561     295,500    SOLE      WAM     295,500
Hasbro Inc.                              COM         418056107   6,756     317,500    SOLE      WAM     317,500
Imagistics International Inc.            COM         45247T104  14,985     399,600    SOLE      WAM     399,600
Interactive Data Corp.                   COM         45840J107   9,070     547,715    SOLE      WAM     547,715
Medcohealth Solutions Inc.               COM         58405U102  25,329     745,200    SOLE      WAM     745,200
Media Gen Inc                           Cl A         584404107  19,615     301,300    SOLE      WAM     301,300
Provident Finl Svcs Inc.                 COM         74386T105     791      41,840    SOLE      WAM      41,840
Rinker Group Ltd.                   Sponsored ADR    76687M101   4,895     100,000    SOLE      WAM     100,000
Topps Co. Inc.                           COM         890786106   1,674     163,180    SOLE      WAM     163,180


00124.0001 #463100